Note 16 - Stock-based Compensation (Details) (USD $)	12 Months Ended				12 Months Ended							1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Warrants Issued [Member]	Dec. 31, 2012 Warrants Issued [Member]	Dec. 31, 2013 Warrants To Non Employees [Member]	Dec. 31, 2012 Warrants To Non Employees [Member]	Dec. 31, 2013 Key Employees and Directors [Member]	Jun. 30, 2009 Director [Member]
Note 16 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,487,111
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,500,000		4,500,000	2,897,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000,000,000									1,410,000	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2.11
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price						$ 0.77
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						96.00%		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.89%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						6 years		3 years
Allocated Share-based Compensation Expense					$ 36,000	$ 161,000			$ 6,000	$ 1,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 54,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.53